Other receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total other receivables	$ 34,049	$ 58,241
Unexpired [member]
IfrsStatementLineItems [Line Items]
Total other receivables	740	956
Past due [member]
IfrsStatementLineItems [Line Items]
Total other receivables	3,247	6,976
Up to3 months [member]
IfrsStatementLineItems [Line Items]
Total other receivables	2,101	11,382
From3 to6 months [member]
IfrsStatementLineItems [Line Items]
Total other receivables	4,856	12,516
From6 to9 months [member]
IfrsStatementLineItems [Line Items]
Total other receivables	1,365	6,783
From9 to12 months [member]
IfrsStatementLineItems [Line Items]
Total other receivables	21,737	19,619
More than12 months [member]
IfrsStatementLineItems [Line Items]
Total other receivables	$ 3	$ 9